Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
(Loss) earnings before income taxes	$ (140,975)	$ (12,396)	$ 20,688
Items not affecting cash:
Impairment of assets	124,148	8,963
Depletion and depreciation	9,170	8,600	4,641
Share-based payments	10	894	1,287
Finance expense (income), net	2,802	(2,286)	(1,025)
Loss on sale of assets	783	1,589
Unrealized gain on reclamation bonds	(693)
Unrealized (gain) loss on derivative contracts		(9,653)	1,854
Other provision revaluation			141
Unrealized foreign exchange (gain) loss	(275)	29	542
Non cash items including earnings before tax	(5,030)	(4,260)	28,128
Changes in non-cash working capital items:
Trade and other receivables	4,644	(2,694)	(8,870)
Inventories	7,553	(13,108)	(10,889)
Advances and prepaid expenses	(745)	902	298
Trade payables and accrued liabilities	(6,187)	2,934	8,063
Income tax paid		(2,167)	(3,660)
Cash provided by (used in) operating activities	235	(18,393)	13,070
INVESTING ACTIVITIES
Expenditures on mineral properties, property, plant and equipment	(9,993)	(14,242)	(22,229)
Expenditures on exploration and evaluation	(5,076)	(15,283)	(16,099)
Proceeds received on equipment sale	2,000
Reclamation bond deposit	(809)
Reclamation bond refund	119	5,086
Proceeds from Coeur shares sale, net of transaction costs		17,815
Short-term investments maturity (purchase)		20,000	(20,000)
Interest received on short-term investments		236	33
Cash acquired in connection with Rye Patch, net of cash consideration paid		10,943
Caballo Blanco Property sale proceeds			2,500
Cash (used in) provided by investing activities	(13,759)	24,555	(55,795)
FINANCING ACTIVITIES
Repayment of equipment loans payable	(3,223)	(396)
Repayment of lease liabilities	(2,178)
Interest payments on lease liabilities	(714)
Interest payments on equipment loans and other financial liability	(363)	(55)
Interest payments on loan facility	(200)
Funds received on loan facility, net of transaction costs	14,773
Proceeds from equipment financing, net of transaction costs		2,200
Credit facility interest and principal payment		(17,254)	(6)
Credit facility amendment fees		(165)
Proceeds from equity financing, net of transaction costs			37,180
Proceeds from warrant and options exercise			2,933
Cash provided by (used in) financing activities	8,095	(15,670)	40,107
Effects of exchange rate changes on the balance of cash held in foreign currencies	18	12	215
Decrease in cash and cash equivalents	(5,411)	(9,496)	(2,403)
Cash and cash equivalents, beginning of year	21,978	31,474	33,877
Cash and cash equivalents, end of year	$ 16,567	$ 21,978	$ 31,474